Fair Value of Financial Instruments	3 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
The Company measures certain financial assets and liabilities at fair value. Fair value is determined based on the exit price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy:
Level 1 – Quoted prices in active markets for identical assets or liabilities;
Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
Level 3 – Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
Financial assets and liabilities measured at fair value on a recurring basis using the above input categories were as follows (in thousands):

	Pricing Category	Fair Value at
		March 31, 2023	December 31, 2022
Assets:
Cash equivalents and marketable securities:
Money market funds	Level 1	$57,325	$14,941
U.S. Treasury securities	Level 1	74,689	—
Short-term investments:
U.S. Treasury securities	Level 1	128,341	224,359
Total		$260,355	$239,300

Liabilities:
Other non-current liabilities
Derivative liability	Level 3	$135,678	$—
Total		$135,678	$—
The Company’s short-term investments were comprised of U.S. Treasury securities, and classified as available-for-sale at the time of purchase because it is intended that these investments are available for current operations. Investments are reported at fair value and are subject to periodic impairment review. Unrealized gains and losses related to changes in the fair value of these securities are recognized in accumulated other comprehensive loss. The ultimate value realized on these securities is subject to market price volatility until they are sold. Realized gains or losses from short-term investments are recorded in other expense (income), net.
As of March 31, 2023, the Company has $26.6 million of long-term investments recorded in other assets in the condensed consolidated balance sheets, comprised of minority ownership of equity investments in privately held entities. The long-term investment balances include $25.0 million strategic equity investment made in the third quarter of 2022 in an entity that the Company expects to produce lithium iron phosphate (LFP) battery cells in the United States in the coming years which is expected to provide the Company with development opportunities for battery packs with another cell chemistry to address additional segments of the commercial vehicle market. These investments do not have a readily determinable fair value and are accounted for under a measurement alternative at cost, less impairment, adjusted for observable price changes. No impairment charges or observable price changes were recognized in the three months ended March 31, 2023 and 2022. There are no unrealized gains or losses associated with these investments as of March 31, 2023.
The following is a summary of cash equivalents and marketable securities as of March 31, 2023 (in thousands):

	Amortized Cost	Unrealized Gain	Estimated Fair Value
Cash equivalents:
Money market funds	$57,325	$—	$57,325
U.S. Treasury securities	74,689	—	74,689
Short-term investments:
U.S. Treasury securities	128,278	63	128,341
Total	$260,292	$63	$260,355
As of March 31, 2023, the contractual maturities of the short-term investments were less than one year.
The following is a summary of cash equivalents and marketable securities as of December 31, 2022 (in thousands):

	Amortized Cost	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$14,941	$—	$14,941
Short-term investments:
U.S. Treasury securities	224,904	(545)	224,359
Total	$239,845	$(545)	$239,300
As of December 31, 2022, the contractual maturities of the short-term investments were less than one year.
The fair value of derivative liability under the Convertible Notes was measured as the difference between the estimated value of the Convertible Notes with and without the embedded conversion features. See Note 4, Debt, for additional information on the Convertible Notes Facility. The valuation of the Convertible Notes with the embedded conversion features was measured utilizing a Monte Carlo simulation pricing model and the valuation of the Convertible Notes without the embedded conversion features was measured utilizing a discounted cash flow model based on certain significant inputs not observable in the market, and thus represents a level 3 measure. The key inputs to the valuation models include equity volatility, likelihood and expected term until a liquidity event, risk-free interest rate and estimated yield for the Convertible Notes.
Fair Value of Financial Instruments
The Company measures certain financial assets and liabilities at fair value. Fair value is determined based on the exit price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy:
Level 1 — Quoted prices in active markets for identical assets or liabilities;
Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
Level 3 — Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
Financial assets measured at fair value on a recurring basis using the above input categories were as follows (in thousands):

		Fair Value at
	Pricing Category	December 31,
		2022	2021
Assets:
Cash equivalents:
Money market funds	Level 1	$14,941	$102,978
U.S. Treasury securities	Level 1	—	49,996
Short-term investments:
U.S. Treasury securities	Level 1	224,359	330,053
Corporate debt securities	Level 2	—	160,914
Total		$239,300	$643,941
The Company’s short-term investments were comprised of U.S. Treasury and corporate debt securities, and classified as available-for-sale at the time of purchase because it is intended that these investments are available for current operations. Investments are reported at fair value and are subject to periodic impairment review. Unrealized gains and losses related to changes in the fair value of these securities are recognized in accumulated other comprehensive loss. The ultimate value realized on these securities is subject to market price volatility until they are sold. Realized gains or losses from short-term investments are recorded in other expense (income), net.
As of December 31, 2022, the Company has $26.6 million of long-term investments recorded in other assets in the consolidated balance sheets, comprised of minority ownership of equity investments in privately held entities. The long-term investment balance includes a $25.0 million strategic equity investment made in the third quarter of 2022 in an entity that the Company expects to produce lithium iron phosphate (LFP) battery cells in the United
States in the coming years which will provide the Company with development opportunities for battery packs with another cell chemistry to address additional segments of the commercial vehicle market. These investments do not have a readily determinable fair value and are accounted for under a measurement alternative at cost, less impairment, adjusted for observable price changes. No impairment charges or observable price changes were recognized in the year ended December 31, 2022. There are no unrealized gains or losses associated with these investments as of December 31, 2022.
The following is a summary of cash equivalents and marketable securities as of December 31, 2022 (in thousands):

	Amortized Cost	Unrealized Losses	Estimated Fair Value
Cash equivalents:
Money market funds	$14,941	$—	$14,941
Short-term investments:
U.S. Treasury securities	224,904	(545)	224,359
Total	$239,845	$(545)	$239,300
As of December 31, 2022, the contractual maturities of the short-term investments were less than one year.
The following is a summary of cash equivalents and marketable securities as of December 31, 2021 (in thousands):

	Amortized Cost	Unrealized Losses	Estimated Fair Value
Cash equivalents:
Money market funds	$102,978	$—	$102,978
U.S. Treasury securities	49,996	—	49,996
Short-term investments:
U.S. Treasury securities	330,618	(565)	330,053
Corporate debt securities	160,937	(23)	160,914
Total	$644,529	$(588)	$643,941
The unrealized losses as of December 31, 2022 and 2021 are primarily related to U.S. Treasury securities with original maturities longer than one year due to changes in interest rates and considered temporary in nature.
As of December 31, 2022, the contractual maturities of the short-term investments were less than one year.
In August 2020, the Company issued Convertible Notes. Refer to Note 6, Debt, for additional information on the Convertible Notes. The fair value of the Convertible Notes was $195.8 million as of December 31, 2022. The carrying value of the Convertible Notes of $122.7 million, net of $48.1 million unamortized debt discount and issuance costs, as of December 31, 2022, was recorded in Debt, non-current on the balance sheets.